Schedule of Breakout of Revenue (Details) - Jet Token, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 21,862,728	$ 1,112,194
Software App And Cirrus Charter [Member]
Revenues	2,004,807	1,007,468
Jet Card And Fractional Programs [Member]
Revenues	2,257,736	104,726
Management And Other Services [Member]
Revenues	400,185
Fractional Whole Aircraft Sales [Member]
Revenues	$ 17,200,000